Non-Current Liabilities - Provisions - Summary of Non-Current Liabilities - Provisions (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Non-current provisions [abstract]
Long service leave	$ 9,877	$ 7,631
Total non-current provisions	$ 9,877	$ 7,631	$ 9,877